Annual Fund Operating Expenses	0 Months Ended
	Feb. 01, 2013
(High Yield Municipal Bond Fund - Administrator) | (Wells Fargo Advantage High Yield Municipal Bond Fund) | Administrator Class
Operating Expenses:
Management Fees	0.45%
Distribution (12b-1) Fees	none
Other Expenses	0.58%	[1]
Total Annual Fund Operating Expenses	1.03%
Fee Waivers	(0.28%)
Total Annual Fund Operating Expenses After Fee Waiver	0.75%	[2]
(High Yield Municipal Bond Fund - Institutional) | (Wells Fargo Advantage High Yield Municipal Bond Fund) | Institutional Class
Operating Expenses:
Management Fees	0.45%
Distribution (12b-1) Fees	none
Other Expenses	0.31%	[1]
Total Annual Fund Operating Expenses	0.76%
Fee Waivers	(0.16%)
Total Annual Fund Operating Expenses After Fee Waiver	0.60%	[2]
(High Yield Municipal Bond Fund - Retail) | (Wells Fargo Advantage High Yield Municipal Bond Fund) | Class A
Operating Expenses:
Management Fees	0.45%
Distribution (12b-1) Fees	none
Other Expenses	0.64%	[1]
Total Annual Fund Operating Expenses	1.09%
Fee Waivers	(0.24%)
Total Annual Fund Operating Expenses After Fee Waiver	0.85%	[2]
(High Yield Municipal Bond Fund - Retail) | (Wells Fargo Advantage High Yield Municipal Bond Fund) | Class C
Operating Expenses:
Management Fees	0.45%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.64%	[1]
Total Annual Fund Operating Expenses	1.84%
Fee Waivers	(0.24%)
Total Annual Fund Operating Expenses After Fee Waiver	1.60%	[2]
(Strategic Income Fund - Administrator) | (Wells Fargo Advantage Strategic Income Fund) | Administrator Class
Operating Expenses:
Management Fees	0.48%
Distribution (12b-1) Fees	none
Other Expenses	0.57%	[1]
Total Annual Fund Operating Expenses	1.05%
Fee Waivers	(0.30%)
Total Annual Fund Operating Expenses After Fee Waiver	0.75%	[3]
(Strategic Income Fund - Institutional) | (Wells Fargo Advantage Strategic Income Fund) | Institutional Class
Operating Expenses:
Management Fees	0.48%
Distribution (12b-1) Fees	none
Other Expenses	0.30%	[1]
Total Annual Fund Operating Expenses	0.78%
Fee Waivers	(0.18%)
Total Annual Fund Operating Expenses After Fee Waiver	0.60%	[3]
(Strategic Income Fund - Retail) | (Wells Fargo Advantage Strategic Income Fund) | Class A
Operating Expenses:
Management Fees	0.48%
Distribution (12b-1) Fees	none
Other Expenses	0.63%	[1]
Total Annual Fund Operating Expenses	1.11%
Fee Waivers	(0.21%)
Total Annual Fund Operating Expenses After Fee Waiver	0.90%	[3]
(Strategic Income Fund - Retail) | (Wells Fargo Advantage Strategic Income Fund) | Class C
Operating Expenses:
Management Fees	0.48%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.63%	[1]
Total Annual Fund Operating Expenses	1.86%
Fee Waivers	(0.21%)
Total Annual Fund Operating Expenses After Fee Waiver	1.65%	[3]

[1]	Expenses are based on estimated amounts for the current fiscal year.
[2]	The Adviser has committed through October 31, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[3]	The Adviser has committed through February 28, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.